16. FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Of Financial Instruments Tables
Available for sale securities measured at fair value on a recurring basis
	Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
(in thousands)	Total	Identical Assets	Inputs	Inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2016
Securities available-for-sale:
U.S. Agency obligations	$16,943	$—	$16,943	$—
Collateralized mortgage obligations	42,497	—	42,497	—
Mortgage-backed securities	73,873	—	73,873	—
Municipal bonds	60,677	—	60,677
Other	3,451	1,951	—	1,500
	197,441	1,951	193,990	1,500
Interest rate caps	2,985	—	2,985	—
Total assets at fair value	$200,426	$1,951	$196,975	$1,500

December 31, 2015
Securities available-for-sale:
U.S. Agency obligations	$19,901	$—	$19,901	$—
Collateralized mortgage obligations	60,941	—	60,941	—
Mortgage-backed securities	31,310	—	31,310	—
Municipal bonds	54,434	—	54,434
Other	2,310	1,810	—	500
	168,896	1,810	166,586	500
Interest rate caps	3,910	—	3,910	—
Total assets at fair value	$172,806	$1,810	$170,496	$500

Fair value measurements of investment securities available for sale using Level 3 significant unobservable inputs
Level 3
Investment
(in thousands)	Securities
Balance at December 31, 2015	$500
Purchases	1,000
Balance at December 31, 2016	$1,500

Fair value measurements for impaired loans and other real estate on a non-recurring basis
	Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total	Identical Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2016
Impaired loans	$2,712	$—	$—	$2,712
Other real estate owned	4,740	—	—	4,740
Total	$7,452	$—	$—	$7,452

December 31, 2015
Impaired loans	$3,382	$—	$—	$3,382
Other real estate owned	5,453	—	—	5,453
Total	$8,835	$—	$—	$8,835

Significant unobservable inputs used in the fair value measurements
December 31, 2016 and 2015
	Valuation	Significant	Significant
	Technique	Observable Inputs	unobservable Inputs
Impaired loans	Appraisal value	Appraisals and/or sales of	Appraisals discounted 5% to 10% for
		comparable properties	sales commissions and other holding costs

Other real estate owned	Appraisal value/	Appraisals and/or sales of	Appraisals discounted 5% to 10% for
	Comparison sale/	comparable properties	sales commissions and other holding costs

Carrying amount fair value of the Company's financial instruments
	December 31, 2016
	Carrying	Fair Value
(in thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial assets:
Cash and due from banks	$43,005	$43,005	$43,005	$—	$—

Investment securities available-for-sale	197,441	197,441	1,951	193,990	1,500
Loans, net	1,183,371	1,184,621	—	1,181,909	2,712
Accrued interest receivable	4,368	4,368	4,368	—	—
Federal Home Loan Bank stock	8,400	8,400	—	—	8,400
Bank-owned life insurance	34,190	34,190	—	34,190	—
Interest rate caps	2,985	2,985	—	2,985	—
Financial liabilities:
Non-maturing deposits	953,248	953,248	—	953,248	—
Time deposits	219,007	219,038	—	219,038	—
Accrued interest payable	294	294	294	—	—
Repurchase agreements and
federal funds purchased	20,174	20,174	—	20,174	—
FHLB Advances and other borrowings	150,000	149,997	—	149,997	—
Subordinated debt	18,558	14,197	—	14,197	—

	December 31, 2015
	Carrying	Fair Value
(in thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial assets:
Cash and due from banks	$55,530	$55,530	$55,530	$—
Investment securities available-for-sale	168,896	168,896	1,810	166,586	500
Loans, net	1,008,515	1,013,415	—	1,010,033	3,382
Accrued interest receivable	3,795	3,795	3,795	—	—
Federal Home Loan Bank stock	8,061	8,061	—	—	8,061
Bank-owned life insurance	28,274	28,274	—	28,274	—
Interest rate caps	3,910	3,910	—	3,910	—
Financial liabilities:
Non-maturing deposits	663,066	663,066	—	663,066	—
Time deposits	319,781	320,246	—	320,246	—
Accrued interest payable	356	356	356	—	—
Repurchase agreements and
federal funds purchased	30,580	30,580	—	30,580	—
FHLB Advances and other borrowings	169,800	169,800	—	169,800	—
Subordinated debt	18,558	15,591	—	15,591	—